Premises and Equipment - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 91,654	$ 86,964
Less accumulated depreciation	(29,256)	(24,933)
Premises and Equipment, Net	62,398	62,031
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	20,822	20,822
Building [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	49,784	46,579
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	1,710	1,621
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	16,524	14,858
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	345	373
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 2,469	$ 2,711